CURRENT AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Provisional monthly payments (advances), current assets	$ 65,257	$ 43,821
Provisional monthly payments (advances), non-current assets
Provisional monthly payments (advances)	65,257	43,821
Other recoverable credits, current assets	12,730	21,556
Other recoverable credits, non-current assets	17,532	20,272
Other recoverable credits	30,262	41,828
Total assets by current tax, current assets	77,987	65,377
Total assets by current tax, non-current assets	17,532	20,272
Total assets by current tax	$ 95,519	$ 85,649